                        ANNUAL REPORT
--------------------------------------------
     October 31, 1995



                NEUBERGER&BERMAN
                INCOME TRUST -SM-

     NEUBERGER&BERMAN
                ULTRA SHORT BOND TRUST
     NEUBERGER&BERMAN
                LIMITED MATURITY BOND TRUST
     NEUBERGER&BERMAN
                GOVERNMENT INCOME TRUST

TABLE OF CONTENTS

    THE TRUSTS

    PRESIDENT'S LETTER            4

    RATINGS SUMMARY               8

    GROWTH OF A DOLLAR
    CHARTS
      COMPARISON OF A
      $10,000 INVESTMENT
Ultra Short Bond Trust           10
Limited Maturity Bond
 Trust                           11
Government Income Trust          12

    REPORT OF
    INDEPENDENT AUDITORS         13

    FINANCIAL STATEMENTS         14

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Ultra Short Bond Trust           22
Limited Maturity Bond
 Trust                           23
Government Income Trust          24

    THE PORTFOLIOS

    REPORT OF
    INDEPENDENT AUDITORS         26

    SCHEDULE OF
    INVESTMENTS
Ultra Short Bond
 Portfolio                       27
Limited Maturity Bond
 Portfolio                       31
Government Income
 Portfolio                       35

    FINANCIAL STATEMENTS         38

    FINANCIAL HIGHLIGHTS         45

    OTHER INFORMATION
Directory/Officers and
 Trustees                        46

PRESIDENT'S LETTER                                             December 18, 1995

Dear Shareholders,
  Shortly after our October 1994 Annual Report, the bond market sprang back after 12 months of sustained capital losses. It's been on an upward tack ever since November 1994, causing one of the strongest bond rallies in over a decade.
  The Federal Reserve Board (the "Fed") crafted the current fixed income environment carefully. The Fed, led by Chairman Alan Greenspan, effectively voted the bond market out of the high interest-rate quagmire of 1994. This was the beginning of a succession of well-calculated decisions not to raise rates that set the bond market back on a positive trend. Then in July the Fed cut the discount rate by 0.25% (the first cut in about two years). Not only did the easing of interest rates lay the groundwork for a dual bull market for bonds and stocks, but they also served your Neuberger&Berman fixed income funds well.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    YIELDS ON U.S. TREASURY BONDS
Plotted Weekly
                                         30-year bonds   3-year bonds
10/28/94                                        7.958%         7.033%
11/04                                           8.159%         7.310%
11/11                                           8.149%         7.387%
11/18                                           8.131%         7.523%
11/25                                           7.931%         7.427%
12/02                                           7.906%         7.571%
12/09                                           7.859%         7.663%
12/16                                           7.854%         7.694%
12/23                                           7.827%         7.801%
12/30                                           7.881%         7.784%
1/6/95                                          7.860%         7.773%
01/13                                           7.792%         7.506%
01/20                                           7.891%         7.664%
01/27                                           7.730%         7.375%
02/03                                           7.626%         7.286%
02/10                                           7.669%         7.445%
02/17                                           7.586%         7.190%
02/24                                           7.528%         6.971%
03/03                                           7.541%         7.016%
03/10                                           7.462%         6.930%
03/17                                           7.368%         6.790%
03/24                                           7.364%         6.727%
03/31                                           7.431%         6.892%
04/07                                           7.390%         6.744%
04/14                                           7.335%         6.606%
04/21                                           7.333%         6.535%
04/28                                           7.336%         6.696%
05/05                                           7.018%         6.279%
05/12                                           6.989%         6.299%
05/19                                           6.917%         6.288%
05/26                                           6.748%         6.036%
06/02                                           6.529%         5.634%
06/09                                           6.726%         6.070%
06/16                                           6.616%         5.821%
06/23                                           6.501%         5.676%
06/30                                           6.618%         5.858%
07/07                                           6.524%         5.611%
07/14                                           6.604%         5.782%
07/21                                           6.962%         6.090%
07/28                                           6.900%         6.053%
08/04                                           6.909%         6.034%
08/11                                           6.990%         6.199%
08/18                                           6.897%         6.218%
08/25                                           6.704%         5.968%
09/01                                           6.616%         5.891%
09/08                                           6.587%         5.903%
09/15                                           6.480%         5.808%
09/22                                           6.584%         5.920%
09/29                                           6.501%         5.920%
10/06                                           6.420%         5.787%
10/13                                           6.304%         5.714%
10/20                                           6.361%         5.780%
10/27                                           6.356%         5.706%

             SOURCE: BLOOMBERG FINANCIAL MARKETS

  By your Funds' fiscal year-end of October 31, 1995, the economy remained tempered by a host of moderate indicators: Gross Domestic Product (GDP) grew 4.0% over the 12-month period, inflation hovered in check near 3% for the year (dipping to 2.8% by October), unemployment averaged a low 5.6%, and consumer confidence remained high. These figures highlighted the U.S. economy's ability to stifle inflation without choking off economic growth.

  The rate at which yields on the benchmark 30-year Treasury bond has been falling has generally decreased since summer. After falling dramatically from a high of 8.2% in the fourth quarter of 1994 to 6.6% by June 30, 1995, it dropped to around 6.3% by October's end. Due to a moderate level of economic expansion through July, the Fed halted rate cuts from August through October. During the hiatus on rate cuts, long-term bond yields crept up to about 7% in early August, then drifted back down as signs of economic weakness surfaced again. This classic "push-pull" scenario of gently rising and falling rates was consistent with the slow growth, low inflation "soft landing" the Fed had planned for the U.S. economy all along.
  The bond sectors have turned in a mixed performance heading into autumn. Mortgage-backed security prices have backed off slightly from late summer (prices decreased, yields increased) due to prepayment fears; adjustable rate mortgages (ARMs) were showing minor losses in October, with only slightly positive performance in Government Mortgages and GNMAs.* Homeowners typically begin a wave of mortgage refinancing as interest rates come down. Foreign bonds have begun to cool due to a sharply rising U.S. dollar. Government and corporate debt obligations, however, continued to increase in value as your Funds' fiscal year came to a close. With inflation under control, the real yield on bonds (the nominal stated yield minus the current rate of inflation) continued to offer an attractive return.
  We strive to merit your confidence, and remain committed to providing consistent performance. A discussion of each Portfolio's strategy over the 12-month period of the Annual Report follows.

   ULTRA SHORT BOND TRUST** The greatest benefit in the fixed income markets has been received in the longer end of the maturity spectrum as the yield on Treasury Bonds with 30 year maturities declined from 7.97% at the end of October 1994 to 6.33% at the end of October 1995. The yield on 5-year Treasury Notes declined from 7.48% to 5.81% but 6-month Treasury Bills declined only 10 basis points from 5.66% to 5.56%. As yields on long-term securities fell further than those with shorter maturities, which caused the difference in yield between short-term and longer-term bond funds to narrow, the yield on our Ultra Short Bond Fund has become even more attractive.

*Source: IBC Bond Fund Report for November 3, 1995, reflecting bond prices and performance through 10/31/95.

  We have been extending the weighted average portfolio maturity throughout this time, and have focused our attention on capturing additional yield by purchasing AAA-rated asset-backed securities of high quality issuers collateralized by autos or similar hard assets. We have also purchased U.S. Government Agency and Agency mortgage-backed securities with short final maturities as well as high quality short-term corporate notes.

   LIMITED MATURITY BOND TRUST** In response to the positive trend in the bond market we gradually increased the portfolio's dollar weighted average maturity to 2.7 years from 1.9 years at the beginning of the fiscal year. This benefited the Portfolio's performance as the market rally continued all the way through October 1995. The magnitude of the rally is illustrated by two-year Treasury note yields which declined from nearly 7.70% at calendar year end 1994 to 5.61% on October 31, 1995. (When yields decrease, bond prices increase). While the market has come a long way already, we remain optimistic that the positive trend will continue, bolstered by low inflation and further possible interest rate reductions by the Federal Reserve.
  Corporate bonds remained expensive throughout the period with historically narrow spreads relative to comparable Treasury bonds. Corporate bonds are measured by their spreads (yield differentials) to Treasury securities. When spreads are wide it pays to invest in corporate bonds. But if the difference in the yield between corporate bonds and Treasury securities is small and then widens or increases, corporate bonds have historically underperformed comparable maturity Treasury securities. These tight spreads have been supported by strong, and for the most part improving credit quality, moderate supply, voracious investor appetite for new issues and a long track record of outperforming Treasuries. We believe that as corporate earnings momentum slows, investors will demand a higher premium for credit risk. We think this had just begun to happen as the fiscal year ended and we will look to add to our corporate bond position at more attractive prices.

   GOVERNMENT INCOME TRUST** The 1995 bond market rally had a dramatic impact on all sectors of the fixed income markets. Our strategy early in the year was to invest heavily in the mortgage sector in response to slowing prepayment speeds and attractive yield spreads over comparable maturity Treasuries. As interest rates dropped during the year and prepayment speeds accelerated, we reduced our exposure to high-coupon mortgage-backed securities in favor of longer-term U.S. Treasuries. As a result the dollar-weighted average portfolio maturity rose from 6.6 years to 8.7 years over the fiscal year.
  While we successfully managed the Fund through a difficult year for the mortgage bond market, our significant commitment in this sector still had a negative impact on performance due to the conditions of the mortgage security market mentioned earlier. However, our management of the Portfolio's average maturity and credit risk exposure helped offset the difficulties in the mortgage bond market.

Sincerely,
/s/ Theresa A. Havell

Theresa A. Havell
President and Trustee
Neuberger&Berman Income Funds

**Ultra  Short Bond  Trust, Limited  Maturity Bond  Trust and  Government Income
  Trust started operating on September 7, 1993, August 30, 1993 and September 13, 1993, respectively. Each Trust has identical investment objectives and policies, a similar expense ratio and invests in the same portfolio as funds ("Sister Funds") which are also managed by Neuberger&Berman Management Incorporated. The performance information for the Trusts prior to their commencement of operations is for the Sister Funds and their predecessors.

RATINGS SUMMARY
    The following table shows the ratings distribution and dollar-weighted average portfolio maturity for each Portfolio as of October 31, 1995. Ratings distribution and average maturity may change in the future.

                                                           DOLLAR-WEIGHTED
                                                              AVERAGE
                             MOODY'S     PERCENT OF TOTAL    PORTFOLIO
NEUBERGER&BERMAN             RATINGS       INVESTMENTS       MATURITY
------------------------------------------------------------------------
Ultra Short Bond            Treasury             2.9%          0.8 years
Portfolio                    Agency             37.2
                               Aaa              23.3
                            Aa2, Aa3             9.5
                               P-1              27.1
                                              ----
                                               100.0%
Limited Maturity Bond       Treasury            36.7%         2.7 years
Portfolio                    Agency             15.4
                               Aaa              11.9
                            Aa2, Aa3             4.8
                           A1, A2, A3           20.2
                           Baa2, Baa3           11.0
                                              ----
                                               100.0%
Government Income           Treasury            53.5%         8.7 years
Portfolio                    Agency             44.5
                            Not Rated            2.0
                                              ----
                                               100.0%

Treasury - Securities issued by the U.S. Treasury. These securities are not rated by Moody's.
Agency - U.S. Government Agency Securities. These securities are not rated by Moody's. Some agency securities are not backed by the full faith and credit of the U.S. Government.
MOODY'S INVESTORS SERVICE, INC. (MOODY'S) CORPORATE BOND RATINGS:
Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issue.
Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.
A - Bonds rated A possess many favorable investment attributes and are considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

MOODY'S SHORT-TERM DEBT RATINGS:
Issuers rated PRIME-1 (P-1), or related supporting institutions, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.
NOTE: Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Baa in its corporate bond ratings system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Ultra Short Bond Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return*

                                Ultra Short Bond Trust   6-Month T-Bill Index
1 Year                                   +6.15%                 +5.98%
5 Year                                   +4.73%                 +4.82%
Life of Fund                             +5.89%                 +5.97%

Average Annual Total Return*

                                Ultra Short Bond Trust    6-Month T-Bill Index
11/07/86                                  10000                  10000
10/31/87                                  10518                  10600
1988                                      11271                  11310
1989                                      12291                  12300
1990                                      13272                  13310
199                                       14286                  14190
1992                                      14920                  14800
1993                                      15460                  15280
1994                                      15756                  15890
1995                                      16726                  16840

   Life of Ultra Short Bond Fund is from 11/7/86.

   The performance information for Neuberger&Berman Ultra Short Bond Trust is as of October 31, 1995. Neuberger&Berman Ultra Short Bond Trust started operating on September 7, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger&Berman Ultra Short Bond Fund ("Sister Fund"), which is also managed by Neuberger&Berman Management Inc. The performance information shown in the above chart for the period before September 7, 1993, is for the Sister Fund and its predecessor.

Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of the Trust in excess of .75% per annum of average daily net assets (.65% prior to March 1, 1995) and has also borne certain operating expenses of Neuberger&Berman Ultra Short Bond Fund since its inception. These arrangements can be terminated upon 60 days' notice. Please see the Trust's Financial Highlights for each year's expense ratios. Returns would have been lower had Neuberger&Berman Management Inc. not reimbursed these expenses.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The 6-Month Salomon Treasury Bill Index is an unmanaged index of the 6 most recent 6-month Treasury bill securities. This index consists of a moving 6-month average yield (not total return) of the 6-month Treasury bills. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Limited Maturity Bond Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return*

                                Limited Maturity Bond Trust   Merrill Lynch Index
1 Year                                    +8.36%                      +8.93%
5 Year                                    +6.81%                      +7.02%
Life of Fund                              +7.16%                      +7.58%

Average Annual Total Return*

                                Limited Maturity Bond Trust   Merrill Lynch Index
06/09/86                                  10000                       10000
10/31/86                                  10425                       10500
1987                                      10767                       11060
1988                                      11655                       11900
1989                                      12769                       13020
1990                                      13772                       14160
1991                                      15272                       15750
1992                                      16473                       17040
1993                                      17671                       18030
1994                                      17669                       18250
1995                                      19147                       19880

   Life of Limited Maturity Bond Fund is from 6/9/86.

   The performance information for Neuberger&Berman Limited Maturity Bond Trust is as of October 31, 1995. Neuberger&Berman Limited Maturity Bond Trust started operating on August 30, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger&Berman Limited Maturity Bond Fund ("Sister Fund"), which is also managed by Neuberger&Berman Management Inc. The performance information shown in the above chart for the period before August 30, 1993, is for the Sister Fund and its predecessor.

Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of the Trust in excess of .80% per annum of average daily net assets (.70% from May 1, 1994 to February 28, 1995) and has also borne certain operating expenses of Neuberger&Berman Limited Maturity Bond Fund since its inception. These arrangements can be terminated upon 60 days' notice. Please see the Trust's Financial Highlights for each year's expense ratios. Returns would have been lower had Neuberger&Berman Management Inc. not reimbursed these expenses.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 and 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Government Income Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return*

                                  Government Income Trust    Salomon Brothers
                                                              Mortgage Index
1 Year                                    +10.61%                +14.51%
Life of Fund                               +4.68%                 +5.97%

Average Annual Total Return*

                                  Government Income Trust    Salomon Brothers
                                                              Mortgage Index
07/06/93                                  10,000                 10,000
10/31/93                                  10,275                 10,120
1994                                      10,053                  9,990
1995                                      11,119                 11,440

   Life of Government Income Fund is from 7/6/93.
   The performance information for Neuberger&Berman Government Income Trust is as of October 31, 1995. Neuberger&Berman Government Income Trust started operating on September 13, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger&Berman Government Income Fund ("Sister Fund"), which is also managed by Neuberger&Berman Management Inc. The performance information for Neuberger&Berman Government Income Trust before September 13, 1993, is for the Sister Fund.

Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of the Trust in excess of .85% per annum of average daily net assets (.75% prior to March 1, 1995) and has also borne certain operating expenses of Neuberger&Berman Government Income Fund since its inception. These arrangements can be terminated upon 60 days' notice. Please see the Trust's Financial Highlights for each year's expense ratios. Absent such reimbursement, the average annual total returns of Government Income Trust for the period from 7/6/93 to 10/31/95 and for the one year ended 10/31/95 would have been +2.97% and +8.94%, respectively.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The Salomon Brothers Mortgage Index is an unmanaged total return index consisting of all Agency pass-throughs, GNMA, FNMA, and FHLMC securities and 75-day, 30- and 15-year securities, and FHA and GNMA project loans. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Income Trust and
Shareholders of:
Neuberger&Berman Ultra Short Bond Trust
Neuberger&Berman Limited Maturity Bond Trust and
Neuberger&Berman Government Income Trust

   We have audited the accompanying statements of assets and liabilities of the Neuberger&Berman Ultra Short Bond Trust, Neuberger&Berman Limited Maturity Bond Trust, and Neuberger&Berman Government Income Trust, three of the series comprising Neuberger&Berman Income Trust (the "Trust"), as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger&Berman Income Trust at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
December 1, 1995

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman                                                October 31, 1995
----------------------------------------------------------------------
          Income Trust

                                                                        LIMITED
                                                     ULTRA SHORT        MATURITY        GOVERNMENT
                                                      BOND TRUST       BOND TRUST      INCOME TRUST
                                                    ------------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $   1,737,580    $  11,734,461    $      58,418
      Deferred organization costs (Note A)                 31,238           29,827           30,114
      Receivable for Trust shares sold                        242          175,564               --
      Receivable from administrator -- net (Note
        B)                                                199,555            1,358          187,141
                                                    ------------------------------------------------
                                                        1,968,615       11,941,210          275,673
                                                    ------------------------------------------------
LIABILITIES
      Dividends payable                                        23            1,113                1
      Payable for Fund expenses (Note B)                  149,122               --          139,821
      Payable for Trust shares redeemed                        20              441               --
      Accrued organization costs (Note A)                  54,796               --           52,471
      Accrued expenses                                     25,108           24,645           23,886
                                                    ------------------------------------------------
                                                          229,069           26,199          216,179
                                                    ------------------------------------------------
NET ASSETS at value                                 $   1,739,546    $  11,915,011    $      59,494
                                                    ------------------------------------------------
NET ASSETS consist of:
      Par value                                     $         177    $       1,240    $           6
      Paid-in capital in excess of par value            1,744,569       11,840,447           61,233
      Accumulated undistributed foreign currency
        gains                                                  --            3,069               --
      Accumulated net realized losses on
        investment                                         (8,368)         (36,328)          (1,963)
      Net unrealized appreciation in value of
        investment                                          3,168          106,583              218
                                                    ------------------------------------------------
NET ASSETS at value                                 $   1,739,546    $  11,915,011    $      59,494
                                                    ------------------------------------------------
SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       176,579        1,240,244            6,319
                                                    ------------------------------------------------
NET ASSET VALUE, offering and
      redemption price per share                            $9.85            $9.61            $9.42
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman                             For the Year Ended October 31, 1995
----------------------------------------------------------------------
          Income Trust

                                                                     LIMITED
                                                    ULTRA SHORT      MATURITY      GOVERNMENT
                                                     BOND TRUST     BOND TRUST    INCOME TRUST
                                                    ------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $    91,365    $   604,325    $     4,689
                                                    ------------------------------------------
    Expenses:
      Administration fee (Note B)                         7,441         43,624            305
      Amortization of deferred organization and
        initial offering expenses (Note A)               10,984         10,801         10,487
      Auditing fees                                       5,000          5,000          5,000
      Custodian fees                                     10,000         10,000         10,000
      Legal fees                                          4,482          4,557          4,761
      Registration and filing fees                       28,598         41,725         25,615
      Shareholder reports                                23,858         25,897         24,232
      Shareholder servicing agent fees                   17,476         17,833         16,797
      Trustees' fees and expenses                           270            877             33
      Miscellaneous                                         779            996            733
      Expenses from corresponding Portfolio (Note
        A)                                                5,986         29,170            627
                                                    ------------------------------------------
        Total expenses                                  114,874        190,480         98,590
      Deduct -- expenses reimbursed by
        administrator (Note B)                         (104,135)      (123,568)       (98,088)
                                                    ------------------------------------------
        Total net expenses                               10,739         66,912            502
                                                    ------------------------------------------
        Net investment income                            80,626        537,413          4,187
                                                    ------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FINANCIAL FUTURES CONTRACTS, AND
FOREIGN CURRENCY TRANSACTIONS FROM CORRESPONDING
PORTFOLIO (NOTE A)
    Net realized gain (loss) on investments              (1,458)       (15,849)           442
    Net realized loss on financial futures
      contracts                                              --             --            (11)
    Net realized gain (loss) on foreign currency
      transactions                                           --          3,069           (624)
    Change in net unrealized appreciation
      (depreciation) of investments and
      translation of assets and liabilities in
      foreign currencies                                  9,096        181,185          2,426
    Change in net unrealized depreciation of
      financial futures contracts                            --             --              5
                                                    ------------------------------------------
        Net gain on investments, financial futures
          contracts, and foreign currency
          transactions from corresponding
          Portfolio (Note A)                              7,638        168,405          2,238
                                                    ------------------------------------------
        Net increase in net assets resulting from
          operations                                $    88,264    $   705,818    $     6,425
                                                    ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Trust

                                                 ULTRA SHORT
                                                  BOND TRUST
                                                     Year
                                                    Ended
                                                 October 31,
                                              1995          1994
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $     80,626  $     29,787
    Net realized loss on investments
      sold, financial futures contracts,
      and foreign currency transactions
      from corresponding Portfolio (Note
      A)                                        (1,458)       (5,520)
    Change in net unrealized
      appreciation (depreciation) of
      investments, financial futures
      contracts, and translation of
      assets and liabilities in foreign
      currencies from corresponding
      Portfolio (Note A)                         9,096        (5,579)
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from operations          88,264        18,688
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (80,626)      (29,787)
    Tax return of capital                           --            --
                                          --------------------------
    Total distributions to shareholders        (80,626)      (29,787)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                1,794,939     1,891,357
    Proceeds from reinvestment of
      dividends                                 80,508        29,618
    Payments for shares redeemed            (1,379,144)     (848,423)
                                          --------------------------
    Net increase (decrease) from Trust
      share transactions                       496,303     1,072,552
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS          503,941     1,061,453
NET ASSETS:
    Beginning of year                        1,235,605       174,152
                                          --------------------------
    End of year                           $  1,739,546  $  1,235,605
                                          --------------------------
    Accumulated undistributed foreign
      currency gains                      $         --  $         --
                                          --------------------------
NUMBER OF TRUST SHARES:
    Sold                                       182,660       191,992
    Issued on reinvestment of dividends          8,194         3,015
    Redeemed                                  (140,450)      (86,301)
                                          --------------------------
    Net increase (decrease) in shares
      outstanding                               50,404       108,706
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Trust

                                               LIMITED MATURITY               GOVERNMENT
                                                  BOND TRUST                 INCOME TRUST
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
                                              1995          1994          1995          1994
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $    537,413  $    142,663  $      4,187  $      3,448
    Net realized loss on investments
      sold, financial futures contracts,
      and foreign currency transactions
      from corresponding Portfolio (Note
      A)                                       (12,780)      (13,498)         (193)       (2,469)
    Change in net unrealized
      appreciation (depreciation) of
      investments, financial futures
      contracts, and translation of
      assets and liabilities in foreign
      currencies from corresponding
      Portfolio (Note A)                       181,185       (74,280)        2,431        (2,091)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations         705,818        54,885         6,425        (1,112)
                                          ------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (537,413)     (142,663)       (3,563)       (3,252)
    Tax return of capital                           --            --          (624)         (196)
                                          ------------------------------------------------------
    Total distributions to shareholders       (537,413)     (142,663)       (4,187)       (3,448)
                                          ------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                6,601,996     7,455,164        32,260         5,544
    Proceeds from reinvestment of
      dividends                                529,643       142,832         4,171         3,455
    Payments for shares redeemed            (2,093,216)     (902,302)      (31,299)      (27,493)
                                          ------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                     5,038,423     6,695,694         5,132       (18,494)
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS        5,206,828     6,607,916         7,370       (23,054)
NET ASSETS:
    Beginning of year                        6,708,183       100,267        52,124        75,178
                                          ------------------------------------------------------
    End of year                           $ 11,915,011  $  6,708,183  $     59,494  $     52,124
                                          ------------------------------------------------------
    Accumulated undistributed foreign
      currency gains                      $      3,069  $         --  $         --  $         --
                                          ------------------------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                       693,849       780,411         3,496           581
    Issued on reinvestment of dividends         55,762        14,942           452           363
    Redeemed                                  (220,455)      (94,326)       (3,347)       (2,778)
                                          ------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                              529,156       701,027           601        (1,834)
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Income Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Ultra Short Bond Trust ("Ultra Short"), Neuberger&Berman Limited Maturity Bond Trust ("Limited Maturity"), and Neuberger&Berman Government Income Trust ("Government Income") (collectively, the "Funds") are separate series of Neuberger&Berman Income Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
       Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (1.70%, 3.67%, and .49%, for Ultra Short, Limited Maturity, and Government Income, respectively, at October 31, 1995). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.
2) PORTFOLIO VALUATION: Investments in each Portfolio of Income Managers Trust are valued by Income Managers Trust as indicated in the notes following the Portfolios' schedule of investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.

4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, will be declared and paid annually after the end of the fiscal year. To the extent that each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($29, $6,430, and $1,909 expiring in 2001, 2002, and 2003, respectively, for Ultra Short, $86, $11,896, and $24,346 expiring in 2001, 2002, and 2003, respectively, for Limited Maturity, and $1,964 expiring in 2002 for Government Income, determined as of October 31, 1995), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital.
   Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by each Fund in connection with its organization are being amortized by each Fund on a straight-line basis over a five-year period. At October 31, 1995, the unamortized balance of such expenses amounted to $31,238, $29,827, and $30,114, for Ultra Short, Limited Maturity, and Government Income, respectively. The accrued organization costs for Ultra Short and Government Income are payable to Neuberger&Berman Management Incorporated ("Management"), the administrator to each Fund.
6) EXPENSE ALLOCATION: The Funds bear all costs of operations. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of such Funds, except where another more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS
       WITH AFFILIATES:
   Each Fund retains Management as its administrator under an Administration Agreement ("Agreement") dated as of July 12, 1993. Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of .50% of that Fund's average daily net assets and indirectly pays for investment management services through its investment in its corresponding Portfolio. (See Note B of Notes to Financial Statements of the Portfolios.) The Agreement provides that if with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation to which each Fund is currently subject is 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of any state expense limitation was required for the year ended October 31, 1995. Reduction pursuant to the state expense limitation would have been required for Ultra Short and Government Income had Management not voluntarily undertaken to reimburse the Funds for certain expenses, as described below.
   In addition, Management has voluntarily undertaken to reimburse each Fund for its Operating Expenses which exceed, in the aggregate, .75% per annum for Ultra Short (.65% prior to March 1, 1995), .80% per annum for Limited Maturity (.70% from May 1, 1994 to February 28, 1995), and .85% per annum for Government Income (.75% prior to March 1, 1995) of their average daily net assets. Each undertaking is subject to termination by Management upon at least sixty (60) days' prior written notice to the Fund. For the year ended October 31, 1995, such excess expenses amounted to $104,135, $123,568, and $98,088, for Ultra Short, Limited Maturity, and Government Income, respectively.
   Since inception of the Funds, Management has voluntarily undertaken to pay certain expenses of Ultra Short and Government Income as an advance. Those expenses will be repaid by the Funds to Management in the future, and are included under the caption Payable for Fund expenses in the Statements of Assets and Liabilities.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger&Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also partners of Neuberger and/or officers and/or directors of Management.
   Each Fund also has a distribution agreement with Management, which receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1995, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                               ADDITIONS           REDUCTIONS
------------------------------------------------------------------------------
ULTRA SHORT                                    $1,641,146          $1,235,573

LIMITED MATURITY                                5,956,517           1,683,590

GOVERNMENT INCOME                                  40,220              40,004

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                      PERIOD
                                                                       FROM
                                                                    SEPTEMBER
                                            YEAR ENDED OCTOBER      7, 1993(1)
                                                    31,             TO OCTOBER
                                             1995        1994        31, 1993
                                            ----------------------------------
Net Asset Value, Beginning of Year          $  9.79     $  9.97     $10.00
                                            ----------------------------------
Income From Investment Operations
    Net Investment Income                       .53         .37        .05
    Net Gains or Losses on Securities
     (both realized and unrealized)             .06        (.18)      (.03)
                                            ----------------------------------
      Total From Investment Operations          .59         .19        .02
                                            ----------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.53)       (.37)      (.05)
                                            ----------------------------------
Net Asset Value, End of Year                $  9.85     $  9.79     $ 9.97
                                            ----------------------------------
Total Return+                                 +6.15%      +1.92%     +0.17%(2)
                                            ----------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $   1.7     $   1.2     $  0.2
                                            ----------------------------------
    Ratio of Expenses to Average Net
     Assets(3)                                  .72%        .65%       .65%(4)
                                            ----------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(3)                     5.42%       3.86%      2.98%(4)
                                            ----------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                      PERIOD
                                                                       FROM
                                                                    AUGUST 30,
                                            YEAR ENDED OCTOBER       1993(1)
                                                    31,             TO OCTOBER
                                             1995        1994        31, 1993
                                            ----------------------------------
Net Asset Value, Beginning of Year          $  9.43     $  9.97     $10.00
                                            ----------------------------------
Income From Investment Operations
    Net Investment Income                       .58         .54        .08
    Net Gains or Losses on Securities
     (both realized and unrealized)             .18        (.54)      (.03)
                                            ----------------------------------
      Total From Investment Operations          .76          --        .05
                                            ----------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.58)       (.54)      (.08)
                                            ----------------------------------
Net Asset Value, End of Year                $  9.61     $  9.43     $ 9.97
                                            ----------------------------------
Total Return+                                 +8.36%      -0.01%     +0.55%(2)
                                            ----------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $  11.9     $   6.7     $  0.1
                                            ----------------------------------
    Ratio of Expenses to Average Net
     Assets(3)                                  .77%        .70%       .65%(4)
                                            ----------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(3)                     6.16%       5.72%      4.99%(4)
                                            ----------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Government Income Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                      PERIOD
                                                                       FROM
                                                                    SEPTEMBER
                                                                       13,
                                                YEAR ENDED           1993(1)
                                                OCTOBER 31,         TO OCTOBER
                                             1995        1994        31, 1993
                                            ----------------------------------
Net Asset Value, Beginning of Year          $  9.12     $  9.95     $10.00
                                            ----------------------------------
Income From Investment Operations
    Net Investment Income                       .63         .62        .08
    Net Gains or Losses on Securities
     (both realized and unrealized)             .30        (.83)      (.05)
                                            ----------------------------------
      Total From Investment Operations          .93        (.21)       .03
                                            ----------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.53)       (.58)      (.08)
    Tax return of capital                      (.10)       (.04)        --
                                            ----------------------------------
      Total Distributions                      (.63)       (.62)      (.08)
                                            ----------------------------------
Net Asset Value, End of Year                $  9.42     $  9.12     $ 9.95
                                            ----------------------------------
Total Return+                                +10.61%      -2.16%     +0.28%(2)
                                            ----------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $   0.1     $   0.1     $  0.1
                                            ----------------------------------
    Ratio of Expenses to Average Net
     Assets(3)                                  .82%        .75%       .75%(4)
                                            ----------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(3)                     6.85%       6.46%      6.02%(4)
                                            ----------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Income Trust
1)The date investment operations commenced.
2)Not annualized.
3)After reimbursement of expenses by the administrator as described in Note B of Notes to Financial Statements. Had the administrator not undertaken such action the annualized ratios to average daily net assets would have been:

                                             YEAR ENDED OCTOBER 31,                            PERIOD FROM
                                                                                            SEPTEMBER 7, 1993
ULTRA SHORT                            1995                          1994                  TO OCTOBER 31, 1993
--------------------------------------------------------------------------------------------------------------
Expenses                                      2.50%                         2.50%                  2.50%
                               -------------------------------------------------------------------------------
Net Investment Income                         3.64%                         2.01%                  1.13%
                               -------------------------------------------------------------------------------

                                             YEAR ENDED OCTOBER 31,                        PERIOD FROM AUGUST
                                                                                           30, 1993 TO OCTOBER
LIMITED MATURITY                       1995                          1994                       31, 1993
--------------------------------------------------------------------------------------------------------------
Expenses                                      2.18%                         2.50%                  2.50%
                               -------------------------------------------------------------------------------
Net Investment Income                         4.75%                         3.92%                  3.14%
                               -------------------------------------------------------------------------------

                                             YEAR ENDED OCTOBER 31,                            PERIOD FROM
                                                                                           SEPTEMBER 13, 1993
GOVERNMENT INCOME                      1995                          1994                  TO OCTOBER 31, 1993
--------------------------------------------------------------------------------------------------------------
Expenses                                      2.50%                         2.50%                  2.50%
                               -------------------------------------------------------------------------------
Net Investment Income                         5.17%                         4.71%                  4.27%
                               -------------------------------------------------------------------------------

4)Annualized.
+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Income Managers Trust and
Owners of Beneficial Interest of:
Neuberger&Berman Ultra Short Bond Portfolio
Neuberger&Berman Limited Maturity Bond Portfolio and
Neuberger&Berman Government Income Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger&Berman Ultra Short Bond Portfolio, Neuberger&Berman Limited Maturity Bond Portfolio, and
Neuberger&Berman Government Income Portfolio, three of the series comprising Income Managers Trust (the "Trust"), as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
Boston, Massachusetts                                      /s/ ERNST & YOUNG LLP
December 1, 1995

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1995

--------------------------------------------------------------------------------
          Ultra Short Bond Portfolio

 PRINCIPAL                                         RATING(1)
  AMOUNT                                       MOODY'S       S&P       VALUE(2)
-----------                                  -----------  ---------  -------------
             U.S. TREASURY SECURITIES
             (3.0%)
 $3,000,000  U.S. Treasury Notes, 7.50%,
             due 1/31/97 (COST $3,014,956)       TSY         TSY     $   3,067,500
                                                                     -------------
             U.S. GOVERNMENT AGENCY
             SECURITIES (27.2%)
 2,000,000   Federal National Mortgage
             Association, Medium-Term
             Notes, 6.37%, due 11/14/95          AGY         AGY         2,000,760
 1,250,000   Chattanooga Valley Corp., TVA,
             Zero Coupon First Mortgage
             Bonds, due 1/1/96                   AGY         AGY         1,239,062
 3,000,000   Federal Home Loan Mortgage
             Corp., Debentures, 6.84%, due
             2/28/96                             AGY         AGY         3,012,870
 4,000,000   Student Loan Marketing
             Association, Floating Rate
             Notes, 6.08%, due 7/1/96            AGY         AGY         4,004,800
 2,000,000   Federal Home Loan Bank, Bonds,
             Ser. CZ-1996, 5.10%, due
             7/8/96                              AGY         AGY         1,995,040
 1,300,000   Federal Home Loan Mortgage
             Corp., Notes, 7.555%, due
             2/10/97                             AGY         AGY         1,329,406
 3,000,000   Federal National Mortgage
             Association, Notes, 7.50%, due
             2/12/97                             AGY         AGY         3,013,020
   250,000   Federal Home Loan Bank,
             Floating Rate Notes, 4.933%,
             due 1/29/98                         AGY         AGY           244,063
   500,000   Federal Home Loan Bank,
             Floating Rate Notes, 4.958%,
             due 2/25/98                         AGY         AGY           488,125
 2,400,000   Federal Home Loan Mortgage
             Corp., Debentures, 6.95%, due
             5/25/98                             AGY         AGY         2,401,584
 2,000,000   Federal Home Loan Mortgage
             Corp., Debentures, 6.50%, due
             9/7/98                              AGY         AGY         2,000,620
 2,000,000   Federal Home Loan Bank, Bonds,
             Ser. TL-1998, 6.64%, due
             9/15/98                             AGY         AGY         2,010,120
 2,000,000   Federal Home Loan Bank, Bonds,
             Ser. IU-2000, 7.30%, due
             8/10/00                             AGY         AGY         2,002,780
 2,000,000   Federal Home Loan Mortgage
             Corp., Debentures, 6.98%, due
             9/13/00                             AGY         AGY         2,003,120
                                                                     -------------
             TOTAL U.S. GOVERNMENT AGENCY
             SECURITIES (COST $27,687,148)                              27,745,370
                                                                     -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

 PRINCIPAL                                         RATING(1)
  AMOUNT                                       MOODY'S       S&P       VALUE(2)
-----------                                  -----------  ---------  -------------
             MORTGAGE-BACKED SECURITIES
             (11.1%)
FEDERAL HOME LOAN MORTGAGE CORP.
$   76,526   REMIC CMO, Ser. 1078-GA,
             6.50%, due 2/15/96                 AGY          AGY     $      76,402
   695,814   REMIC ARM CMO, Ser. 1270-F,
             6.2875%, due 5/15/97               AGY          AGY           695,660
    73,908   Mortgage Participation
             Certificates, 11.50%, due
             2/1/00 & 5/1/00                    AGY          AGY            78,384
 3,794,329   Gold Balloon Payment
             Certificates, 6.50%, due
             3/1/97-10/1/00                     AGY          AGY         3,817,792
   132,384   Mortgage Participation
             Certificates, 10.50%, due
             6/1/00-11/1/00                     AGY          AGY           138,846
 2,006,901   Gold Balloon Payment
             Certificates, 7.50%, due
             11/1/01                            AGY          AGY         2,048,162
   498,314   ARM Certificates, 6.875%, due
             12/1/16                            AGY          AGY           500,494
   653,136   ARM Certificates, 7.125%, due
             3/1/17                             AGY          AGY           656,402
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   285,596   REMIC Trust, Ser. 1991-30,
             Class 30-E, 8.50%, due 3/25/09     AGY          AGY           284,628
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 3,000,000   MIDGET Pass-Through
             Certificates, 7.50%, TBA, 15
             Year Maturity                      AGY          AGY         3,074,040
                                                                     -------------
             TOTAL MORTGAGE-BACKED
             SECURITIES (COST $11,342,429)                              11,370,810
                                                                     -------------
             ASSET-BACKED SECURITIES
             (15.5%)
    67,638   General Motors Acceptance
             Corp. Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1991-C,
             Class A, 5.70%, due 12/15/96       Aaa          AAA            67,618
 2,788,952   General Motors Acceptance
             Corp. Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1992-D,
             5.55%, due 5/15/97                 Aaa          AAA         2,786,442

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

 PRINCIPAL                                         RATING(1)
  AMOUNT                                       MOODY'S       S&P       VALUE(2)
-----------                                  -----------  ---------  -------------
 $ 227,719   General Motors Acceptance
             Corp. Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1992-F,
             Class A, 4.50%, due 9/15/97         Aaa         AAA     $     225,852
 1,220,575   Daimler-Benz Auto Grantor
             Trust, Ser. 1993-A, 3.90%, due
             10/15/98                            Aaa         AAA         1,203,853
   284,419   USAA Auto Loan Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1993-1,
             3.90%, due 3/15/99                  Aaa         AAA           280,949
 2,226,578   General Motors Acceptance
             Corp. Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1995-A,
             7.15%, due 3/15/00                  Aaa         AAA         2,258,062
 1,798,347   Ford Credit Grantor Trust,
             Ser. 1995-A, Class A, 5.90%,
             due 5/15/00                         Aaa         AAA         1,802,015
 4,300,000   Caterpillar Financial Asset
             Trust, Ser. 1995-A, Class A-2,
             6.10%, due 8/25/01                  Aaa         AAA         4,306,450
 2,901,142   Chase Manhattan Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1995-A,
             6.00%, due 9/17/01                  Aaa         AAA         2,905,929
                                                                     -------------
             TOTAL ASSET-BACKED SECURITIES
             (COST $15,788,759)                                         15,837,170
                                                                     -------------
             BANKS & FINANCIAL INSTITUTIONS
             (11.9%)
 2,000,000   Citibank Canada, Domestic
             C.D., 7.62%, due 1/9/96             P-1         A-1         2,005,120
 3,000,000   Westdeutsche Landesbank
             Girozentrale, Medium-Term
             Notes, 6.75%, due 3/13/96           Aa2         AA+         3,009,690
 3,000,000   Trust Company Bank, Atlanta,
             Georgia, Medium-Term Bank
             Notes, 6.50%, due 3/21/96           Aa2         AA          3,008,610
 4,000,000   Deutsche Bank A.G., Yankee
             C.D., 7.498%, due 1/21/97           Aaa         AAA         4,065,480
                                                                     -------------
             TOTAL BANKS & FINANCIAL
             INSTITUTIONS (COST
             $12,038,032)                                               12,088,900
                                                                     -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1995

--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

 PRINCIPAL                                         RATING(1)
  AMOUNT                                       MOODY'S       S&P       VALUE(2)
-----------                                  -----------  ---------  -------------
             CORPORATE DEBT SECURITIES
             (16.2%)
 $4,000,000  Hanson Overseas B.V., Yankee
             Guaranteed Senior Notes,
             5.50%, due 1/15/96                  P-1         A-1     $   3,997,640
 4,000,000   USAA Capital Corp.,
             Medium-Term Notes, 4.70%, due
             3/4/96                              P-1        A-1+         3,951,200
 1,000,000   British Telecom Finance B.V.,
             Guaranteed Bonds, 7.625%, due
             9/30/96                             Aaa         AAA         1,015,040
 3,600,000   Toyota Motor Credit Corp.,
             Floating Rate Medium-Term
             Notes, 5.62%, due 6/13/97           Aaa         AAA         3,580,020
 4,000,000   du Pont (E.I.), de Nemours &
             Co., Medium-Term Notes, Ser.
             F, 6.04%, due 12/16/97              Aa3         AA-         4,002,000
                                                                     -------------
             TOTAL CORPORATE DEBT
             SECURITIES (COST $16,597,254)                              16,545,900
                                                                     -------------
             CORPORATE COMMERCIAL PAPER
             (18.2%)
 4,500,000   Marsh & McLennan Cos., Inc.,
             5.87%, due 11/1/95                  P-1        A-1+         4,500,000
 3,270,000   Oklahoma Gas & Electric Co.,
             5.85%, due 11/1/95                  P-1        A-1+         3,270,000
 4,000,000   Ford Motor Credit Co., 5.73%,
             due 11/2/95                         P-1         A-1         3,999,364
 3,000,000   Eksportfinans A/S, 5.75%, due
             11/6/95                             P-1        A-1+         2,997,604
 3,840,000   Cargill, Inc., 5.70%, due
             11/20/95                            P-1        A-1+         3,828,448
                                                                     -------------
             TOTAL CORPORATE COMMERCIAL
             PAPER (COST $18,595,416)                                   18,595,416(3)
                                                                     -------------
             TOTAL INVESTMENTS (103.1%)
             (COST $105,063,994)                                       105,251,066(4)
             Liabilities, less cash,
             receivables and other assets
             [(3.1%)]                                                   (3,185,460)
                                                                     -------------
             TOTAL NET ASSETS (100.0%)                               $ 102,065,606
                                                                     -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1995

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

PRINCIPAL                                         RATING(1)
  AMOUNT                                      MOODY'S       S&P       VALUE(2)
----------                                  -----------  ---------  ------------
            U.S. TREASURY SECURITIES
            (36.4%)
$1,500,000  U.S. Treasury Notes, 6.75%,
            due 5/31/97                         TSY         TSY     $  1,524,555
 1,820,000  U.S. Treasury Notes, 7.375%,
            due 11/15/97                        TSY         TSY        1,879,587
11,660,000  U.S. Treasury Notes, 7.25%,
            due 2/15/98                         TSY         TSY       12,046,296
36,835,000  U.S. Treasury Notes, 6.50%,
            due 4/30/99                         TSY         TSY       37,698,780
15,865,000  U.S. Treasury Notes, 7.75%,
            due 1/31/00                         TSY         TSY       17,003,314
 3,500,000  U.S. Treasury Notes, 6.75%,
            due 4/30/00                         TSY         TSY        3,626,350
41,660,000  U.S. Treasury Notes, 6.25%,
            due 5/31/00                         TSY         TSY       42,376,552
                                                                    ------------
            TOTAL U.S. TREASURY SECURITIES
            (COST $114,072,254)                                      116,155,434
                                                                    ------------
            U.S. GOVERNMENT AGENCY
            SECURITIES (10.6%)
   765,000  Federal Home Loan Mortgage
            Corp., Discount Notes, 5.63%,
            due 11/13/95                        AGY         AGY          763,447
17,545,000  Federal National Mortgage
            Association, Discount Notes,
            5.61%, due 11/17/95                 AGY         AGY       17,498,330
 6,860,000  Federal Home Loan Mortgage
            Corp., Discount Notes, 5.64%,
            due 11/20/95                        AGY         AGY        6,838,528
 6,685,000  Federal Farm Credit Bank,
            Discount Notes, 5.58%, due
            12/7/95                             AGY         AGY        6,646,561
 2,210,000  Federal National Mortgage
            Association, Discount Notes,
            5.58%, due 12/7/95                  AGY         AGY        2,197,293
                                                                    ------------
            TOTAL U.S. GOVERNMENT AGENCY
            SECURITIES (COST $33,949,765)                             33,944,159
                                                                    ------------
            MORTGAGE-BACKED SECURITIES
            (4.7%)
FEDERAL HOME LOAN MORTGAGE CORP.
   267,284  Mortgage Participation
            Certificates, 10.50%, due
            10/1/00 & 12/1/00                   AGY         AGY          280,333
   838,834  Mortgage Participation
            Certificates, 8.50%, due
            10/1/01                             AGY         AGY          861,692
   302,559  ARM Certificates, 7.00%, due
            1/1/17                              AGY         AGY          303,883
 1,079,173  ARM Certificates, 7.125%, due
            2/1/17 & 3/1/17                     AGY         AGY        1,084,439
   467,213  ARM Certificates, 7.25%, due
            10/1/17                             AGY         AGY          474,222

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

PRINCIPAL                                         RATING(1)
  AMOUNT                                      MOODY'S       S&P       VALUE(2)
----------                                  -----------  ---------  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
$  393,211  Balloon Payment, Certificates,
            9.00%, due 3/1/97-8/1/98           AGY          AGY     $    404,886
   426,843  Balloon Payment, Certificates,
            8.50%, due 9/1/97-11/1/98          AGY          AGY          438,581
 1,289,858  Mortgage Participation
            Certificates, 7.00%, due
            9/1/03                             AGY          AGY        1,307,258
 1,008,907  REMIC Floating Rate CMO, Ser.
            1992-59F, 6.30625%, due
            8/25/06                            AGY          AGY        1,010,259
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   246,557  Pass-Through Certificates,
            12.00%, due 5/15/12-3/15/15        AGY          AGY          281,075
 6,028,694  Pass-Through Certificates,
            10.00%, due 9/15/15-6/15/20        AGY          AGY        6,584,479
 1,749,174  Pass-Through Certificates,
            9.50%, due 8/15/09-4/15/22         AGY          AGY        1,869,429
                                                                    ------------
            TOTAL MORTGAGE-BACKED
            SECURITIES (COST $14,687,575)                             14,900,536
                                                                    ------------
            ASSET-BACKED SECURITIES
            (10.8%)
   336,509  General Motors Acceptance
            Corp. Grantor Trust,
            Automobile Loan Pass-Through
            Certificates, Ser. 1991-C,
            Class A, 5.70%, due 12/15/96       Aaa          AAA          336,408
   298,635  General Motors Acceptance
            Corp. Grantor Trust,
            Automobile Loan Pass-Through
            Certificates, Ser. 1992-D,
            5.55%, due 5/15/97                 Aaa          AAA          298,366
   561,438  Nissan Auto Receivables
            Grantor Trust, Automobile Loan
            Pass-Through Certificates,
            Ser. 1992-B, 4.30%, due
            9/15/97                            Aaa          AAA          556,497
   506,222  World Omni Financial Corp.
            Grantor Trust, Automobile Loan
            Pass-Through Certificates,
            Ser. 1992-A, 4.75%, due
            1/15/98                            Aaa          AAA          502,932
   824,461  Volvo Grantor Trust,
            Automobile Loan Pass-Through
            Certificates, Ser. 1992-A,
            4.65%, due 6/15/98                 Aaa          AAA          817,453
 2,441,151  Daimler-Benz Auto Grantor
            Trust, Ser. 1993-A, 3.90%, due
            10/15/98                           Aaa          AAA        2,407,707

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

PRINCIPAL                                         RATING(1)
  AMOUNT                                      MOODY'S       S&P       VALUE(2)
----------                                  -----------  ---------  ------------
$2,237,684  Premier Auto Trust, Ser.
            1993-3, Class A-3, 4.90%, due
            12/15/98                            Aaa         AAA     $  2,215,307
 3,000,000  Ford Credit Master Trust,
            Automobile Loan Certificates,
            Ser. 1992-1, 6.875%, due
            1/15/99                             Aaa         AAA        3,046,650
 5,000,000  Ford Credit Auto Loan Master
            Trust, Automobile Loan
            Certificates, Ser. 1992-2,
            7.375%, due 4/15/99                 Aaa         AAA        5,121,250
 2,953,121  Case Equipment Loan Trust,
            Ser. 1993-B, Class A-1, 4.30%,
            due 5/15/99                         Aaa         AAA        2,930,973
 5,711,365  Nissan Auto Receivables
            Grantor Trust, Automobile Loan
            Pass-Through Certificates,
            Ser. 1994-A, Class A, 6.45%,
            due 9/15/99                         Aaa         AAA        5,744,148
 3,447,229  Case Equipment Loan Trust,
            Ser. 1995-A, 7.30%, due
            3/15/02                             Aaa         AAA        3,508,797
 7,000,000  NationsBank Credit Card Master
            Trust, Ser. 1995-1, Class A,
            6.45%, due 4/15/03                  Aaa         AAA        7,095,340
                                                                    ------------
            TOTAL ASSET-BACKED SECURITIES
            (COST $34,382,356)                                        34,581,828
                                                                    ------------
            BANKS & FINANCIAL INSTITUTIONS
            (13.5%)
 5,000,000  Union Bank of Finland Ltd.,
            Global Notes, 5.25%, due
            6/15/96                             A2          BBB        4,976,950
 5,000,000  State Bank of New South Wales,
            Eurodollar Notes, 8.50%, due
            7/1/96                              Aa2         AA         5,078,100
10,000,000  Society National Bank, Bank
            Notes, 6.875%, due 10/15/96         Aa3          A        10,089,200
 5,000,000  BankAmerica Corp., Medium-Term
            Notes, 6.875%, due 11/20/97         A2          A+         5,078,100
10,000,000  Chemical Banking Corp.,
            Corporate Notes, 6.625%, due
            1/15/98                             A2           A        10,098,200
 8,000,000  First USA Bank, Medium-Term
            Deposit Notes, 6.375%, due
            10/23/00                           Baa2        BBB-        7,947,840
                                                                    ------------
            TOTAL BANKS & FINANCIAL
            INSTITUTIONS (COST
            $43,740,452)                                              43,268,390
                                                                    ------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1995

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

PRINCIPAL                                         RATING(1)
  AMOUNT                                      MOODY'S       S&P       VALUE(2)
----------                                  -----------  ---------  ------------
            CORPORATE DEBT SECURITIES
            (23.0%)
$3,000,000  General Electric Capital
            Corp., Medium-Term Notes,
            8.67%, due 12/15/95                 Aaa         AAA     $  3,009,540
 5,000,000  Hanson Overseas B.V., Yankee
            Guaranteed Senior Notes,
            5.50%, due 1/15/96                  A2          A+         4,997,050
10,000,000  Chrysler Financial Corp.,
            Corporate Notes, 6.00%, due
            4/15/96                             A3          A-         9,998,300
 8,000,000  Discover Credit Corp.,
            Medium-Term Notes, 7.97%, due
            5/7/97                              A2          BBB        8,234,000
 9,000,000  P.H. Glatfelter Co., Corporate
            Notes, 5.875%, due 3/1/98          Baa2        BBB+        8,861,220
 3,000,000  Ford Motor Credit Co.,
            Medium-Term Notes, 9.10%, due
            5/4/98                              A1          A+         3,203,820
 5,600,000  Tenneco Inc., Medium-Term
            Notes, 10.00%, due 8/1/98          Baa2        BBB-        6,097,560
 5,975,000  News America Holdings Inc.,
            Senior Notes, 9.125%, due
            10/15/99                           Baa3         BBB        6,466,324
 5,000,000  Xerox Credit Corp.,
            Medium-Term Notes, 6.84%, due
            6/1/00                              A2           A         5,033,850
 1,750,000  Sears Roebuck Acceptance
            Corp., Medium-Term Notes, Ser.
            I, 6.42%, due 10/10/00              A2          BBB        1,754,305
 5,000,000  Sears Roebuck Acceptance
            Corp., Medium-Term Notes, Ser.
            I, 6.40%, due 10/11/00              A2          BBB        5,000,000
 5,200,000  General Motors Acceptance
            Corp., Medium-Term Notes,
            8.125%, due 3/1/01                  A3          A-         5,564,052
 5,000,000  Rhone Poulenc S.A., Yankee
            Bonds, 7.75%, due 1/15/02          Baa2        BBB+        5,288,450
                                                                    ------------
            TOTAL CORPORATE DEBT
            SECURITIES (COST $74,705,527)                             73,508,471
                                                                    ------------
            TOTAL INVESTMENTS (99.0%)
            (COST $315,537,929)                                      316,358,818(4)
            Cash, receivables and other
            assets, less liabilities
            (1.0%)                                                     3,287,063
                                                                    ------------
            TOTAL NET ASSETS (100.0%)                               $319,645,881
                                                                    ------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1995

--------------------------------------------------------------------------------
          Government Income Portfolio

 PRINCIPAL                                        RATING(1)
  AMOUNT                                      MOODY'S      S&P      VALUE(2)
-----------                                  ---------  ---------  -----------
             U.S. TREASURY SECURITIES
             (57.4%)
 $1,200,000  U.S. Treasury Notes, 5.625%,
             due 8/31/97                        TSY        TSY     $ 1,199,784
   525,000   U.S. Treasury Notes, 6.75%,
             due 6/30/99                        TSY        TSY         541,716
 2,150,000   U.S. Treasury Notes, 6.25%,
             due 8/31/00                        TSY        TSY       2,193,236
   850,000   U.S. Treasury Notes, 6.375%,
             due 8/15/02                        TSY        TSY         872,168
   260,000   U.S. Treasury Notes, 6.50%,
             due 5/15/05                        TSY        TSY         268,978
 1,880,000   U.S. Treasury Bonds, 6.25%,
             due 8/15/23                        TSY        TSY       1,837,418
                                                                   -----------
             TOTAL U.S. TREASURY SECURITIES
             (COST $6,893,547)                                       6,913,300
                                                                   -----------
             U.S. GOVERNMENT AGENCY
             SECURITIES (9.3%)
    25,000   Federal National Mortgage
             Association, Discount Notes,
             5.57%, due 11/8/95                 AGY        AGY          24,969
   100,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.55%,
             due 11/9/95                        AGY        AGY          99,859
   200,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.60%,
             due 11/15/95                       AGY        AGY         199,532
   700,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.63%,
             due 11/20/95                       AGY        AGY         697,809
   100,000   Federal National Mortgage
             Association, Discount Notes,
             5.62%, due 11/20/95                AGY        AGY          99,687
                                                                   -----------
             TOTAL U.S. GOVERNMENT AGENCY
             SECURITIES (COST $1,122,038)                            1,121,856
                                                                   -----------
             MORTGAGE-BACKED SECURITIES
             (40.7%)
   250,000   Nomura Asset Securities Corp.
             Pass-Through Certificates
             REMIC CMO, Ser. 1995 MDIII,
             Class A-4, 9.0143%, due 3/4/20   BBB(5)       BBB         264,900
FEDERAL HOME LOAN MORTGAGE CORP.
    35,440   Multiclass Mortgage
             Participation Certificates
             Inverse Floater, Ser. 1139S,
             13.64%, due 9/15/96                AGY        AGY          35,748
   110,625   Multiclass Mortgage
             Participation Certificates
             Inverse Floater, Ser. 1549L,
             6.3795%, due 7/15/08               AGY        AGY          77,869

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1995

--------------------------------------------------------------------------------

          Government Income Portfolio (Cont'd)

 PRINCIPAL                                        RATING(1)
  AMOUNT                                      MOODY'S      S&P      VALUE(2)
-----------                                  ---------  ---------  -----------
 $ 219,002   REMIC CMO, Ser. 1658, Class
             AG, 10.00%, due 4/15/21            AGY        AGY     $   238,565
   562,985   Gold Mortgage Participation
             Certificates, 8.50%, due
             10/1/24                            AGY        AGY         583,591
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 3,603,141   REMIC CMO, Interest Only
             Strip, Ser. 1994 M1, Yielding
             7.00%, due 10/25/03                AGY        AGY         168,987
   422,327   Mortgage Participation
             Certificates, 9.50%, due
             7/1/12                             AGY        AGY         444,111
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   392,578   Pass-Through Certificates,
             8.20%, due 1/15/19                 AGY        AGY         405,360
 1,875,253   Pass-Through Certificates,
             8.00%, due 2/15/23                 AGY        AGY       1,930,236
   745,000   ARM Certificates, 6.00%, TBA,
             30 Year Maturity                   AGY        AGY         746,415
                                                                   -----------
             TOTAL MORTGAGE-BACKED
             SECURITIES (COST $4,914,691)                            4,895,782
                                                                   -----------
             TOTAL INVESTMENTS (107.4%)
             (COST $12,930,276)                                     12,930,938(4)
             Liabilities, less cash,
             receivables and other assets
             [(7.4%)]                                                 (892,220)
                                                                   -----------
             TOTAL NET ASSETS (100.0%)                             $12,038,718
                                                                   -----------

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1995

----------------------------------------------------------------------

          Income Managers Trust
1)Credit ratings are unaudited.
2)Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. Short-term investments with less than sixty days until maturity at the time of purchase are valued at amortized cost which, when combined with interest earned, approximates market value.
3)At cost, which approximates market value.
4)At October 31, 1995, selected Portfolio information on a Federal income tax basis was as follows:

                                                                         GROSS            GROSS
                                                                      UNREALIZED       UNREALIZED     NET UNREALIZED
NEUBERGER&BERMAN                                        COST         APPRECIATION     DEPRECIATION     APPRECIATION
---------------------------------------------------------------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO                          $ 105,063,994       $  278,835       $   91,763       $ 187,072

LIMITED MATURITY BOND PORTFOLIO                       315,537,929        2,903,244        2,082,355         820,889

GOVERNMENT INCOME PORTFOLIO                            12,930,276           62,840           62,178             662

5)Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
                                                                October 31, 1995
----------------------------------------------------------------------
          Income Managers Trust

                                                                      LIMITED
                                                     ULTRA SHORT     MATURITY      GOVERNMENT
                                                        BOND           BOND          INCOME
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                    -------------------------------------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $105,251,066   $316,358,818   $ 12,930,938
      Cash                                                 3,022        3,646           30,025
      Deferred organization costs (Note A)                 5,111       14,130            8,344
      Interest receivable                              1,157,801    3,412,423          118,703
      Prepaid expenses and other assets                    3,915       18,330            2,285
      Receivable for securities sold                      29,782       70,695        1,825,392
                                                    -------------------------------------------
                                                     106,450,697   319,878,042      14,915,687
                                                    -------------------------------------------
LIABILITIES
      Net payable for forward foreign currency
        contracts purchased (Note C)                          --       93,371               --
      Payable for securities purchased                 4,313,772           --        2,840,455
      Payable to investment manager (Note B)              22,823       68,732            3,690
      Accrued expenses                                    48,496       70,058           32,824
                                                    -------------------------------------------
                                                       4,385,091      232,161        2,876,969
                                                    -------------------------------------------
NET ASSETS Applicable to Investors'
      Beneficial Interests                          $102,065,606   $319,645,881   $ 12,038,718
                                                    -------------------------------------------
NET ASSETS consist of:
      Paid-in capital                               $101,878,534   $318,918,363   $ 12,038,056
      Net unrealized appreciation in value of
        investments and translation of assets and
        liabilities in foreign currencies                187,072      727,518              662
                                                    -------------------------------------------
NET ASSETS                                          $102,065,606   $319,645,881   $ 12,038,718
                                                    -------------------------------------------
*Cost of investments                                $105,063,994   $315,537,929   $ 12,930,276
                                                    -------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                                             For the Year Ended October 31, 1995
----------------------------------------------------------------------
          Income Managers Trust

                                                                     LIMITED
                                                    ULTRA SHORT      MATURITY      GOVERNMENT
                                                        BOND           BOND          INCOME
                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                    ------------------------------------------
INVESTMENT INCOME
    Interest income                                 $ 5,565,725    $21,191,050    $   823,705
                                                    ------------------------------------------
    Expenses:
      Investment management fee (Note B)                229,072        769,332         37,063
      Accounting fees                                    10,000         10,000         10,000
      Amortization of deferred organization and
        initial offering expenses (Note A)                1,905          5,292          3,112
      Auditing fees                                      22,700         24,200         21,200
      Custodian fees                                     71,591        157,808         18,416
      Insurance expense                                   4,806         14,614            480
      Legal fees                                         13,291         13,476         14,721
      Trustees' fees and expenses                        12,434         31,913          5,688
      Miscellaneous                                         111            382             14
                                                    ------------------------------------------
        Total expenses                                  365,910      1,027,017        110,694
                                                    ------------------------------------------
        Net investment income                         5,199,815     20,164,033        713,011
                                                    ------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FINANCIAL FUTURES CONTRACTS, AND
FOREIGN CURRENCY TRANSACTIONS
    Net realized loss on investments sold              (331,171)    (3,720,375)       (53,117)
    Net realized loss on financial futures
      contracts (Note A)                                     --             --         (1,779)
    Net realized gain (loss) on foreign currency
      transactions (Note A)                                  --         94,670       (118,562)
    Change in net unrealized appreciation
      (depreciation) of investments and
      translation of assets and liabilities in
      foreign currencies                                842,011      9,091,942        497,830
    Change in net unrealized depreciation of
      financial futures contracts (Note A)                   --             --          1,187
                                                    ------------------------------------------
        Net gain on investments, financial futures
          contracts, and foreign currency
          transactions                                  510,840      5,466,237        325,559
                                                    ------------------------------------------
        Net increase in net assets resulting from
          operations                                $ 5,710,655    $25,630,270    $ 1,038,570
                                                    ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                   ULTRA SHORT
                                                 BOND PORTFOLIO
                                                      Year
                                                      Ended
                                                   October 31,
                                              1995            1994
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $   5,199,815   $   4,274,305
    Net realized loss on investments
      sold, financial futures contracts,
      and foreign currency transactions        (331,171)     (1,368,777)
    Change in net unrealized
      appreciation (depreciation) of
      investments, financial futures
      contracts, and translation of
      assets and liabilities in foreign
      currencies                                842,011        (608,217)
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from operations        5,710,655       2,297,311
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
    Additions                                37,399,892      34,813,829
    Reductions                              (43,020,643)    (39,468,962)
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests     (5,620,751)     (4,655,133)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS            89,904      (2,357,822)
NET ASSETS:
    Beginning of year                       101,975,702     104,333,524
                                          -----------------------------
    End of year                           $ 102,065,606   $ 101,975,702
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                               LIMITED MATURITY               GOVERNMENT
                                                BOND PORTFOLIO             INCOME PORTFOLIO
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
                                              1995          1994          1995          1994
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $ 20,164,033  $ 19,589,439  $    713,011  $    711,778
    Net realized loss on investments
      sold, financial futures contracts,
      and foreign currency transactions     (3,625,705)   (4,909,960)     (173,458)     (528,076)
    Change in net unrealized
      appreciation (depreciation) of
      investments, financial futures
      contracts, and translation of
      assets and liabilities in foreign
      currencies                             9,091,942   (13,672,095)      499,017      (494,021)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations      25,630,270     1,007,384     1,038,570      (310,319)
                                          ------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
    Additions                               42,386,132    58,828,899     3,842,596    11,131,499
    Reductions                             (64,495,000) (101,591,060)   (3,955,940)   (7,841,890)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests   (22,108,868)  (42,762,161)     (113,344)    3,289,609
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS        3,521,402   (41,754,777)      925,226     2,979,290
NET ASSETS:
    Beginning of year                      316,124,479   357,879,256    11,113,492     8,134,202
                                          ------------------------------------------------------
    End of year                           $319,645,881  $316,124,479  $ 12,038,718  $ 11,113,492
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1995

----------------------------------------------------------------------

          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Ultra Short Bond Portfolio ("Ultra Short"), Neuberger&Berman Limited Maturity Bond Portfolio ("Limited Maturity"), and Neuberger&Berman Government Income Portfolio ("Government Income") (collectively, the "Portfolios") are separate series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investments are valued as indicated in the notes following the Portfolios' schedule of investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity and Government Income may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to increase or decrease their exposure to a currency other than U.S. dollars. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolios have no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolios could be exposed to risks if a counterparty to the contracts were unable to meet the terms of its contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by each Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: Ultra Short, Limited Maturity, and Government Income may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause a Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the Portfolio's losses on its transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income. During the year ended October 31, 1995, Government Income entered into financial futures contracts. There were no open positions in financial futures contracts at October 31, 1995.
6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of
   Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At October 31, 1995, the unamortized balance of such expenses amounted to $5,111, $14,130, and $8,344 for Ultra Short, Limited Maturity, and Government Income, respectively.

9) EXPENSE ALLOCATION: The Portfolios bear all costs of operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where another more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement dated as of July 2, 1993. For such investment management services, each Portfolio (except Government Income) pays Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion. Government Income pays Management a fee for investment management services at the annual rate of .35% of the first $500 million of that Portfolio's average daily net assets, .325% of the next $500 million, .30% of the next $500 million, .275% of the next $500 million, and .25% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger&Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to each Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to each Portfolio. Several individuals who are officers and/ or trustees of Managers Trust are also partners of Neuberger and/or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement included in its custodian contract. The impact of this arrangement on each Portfolio's custodian expense, reflected in the Statement of Operations, is less than .01% of the Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1995, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                                     PURCHASES         SALES
-------------------------------------------------------------------------------
ULTRA SHORT                                         $96,063,202     $83,116,696
LIMITED MATURITY                                    247,265,437     246,364,411
GOVERNMENT INCOME                                    30,109,213      30,856,833

   During the year ended October 31, 1995, Limited Maturity entered into various contracts to deliver currencies at specified future dates. At October 31, 1995, Limited Maturity had the following open contract:

                                                                     NET
               CONTRACTS    IN EXCHANGE   SETTLEMENT             UNREALIZED
   SALES      TO DELIVER        FOR         DATE       VALUE    DEPRECIATION
-----------------------------------------------------------------------------
  Canadian
  Dollars      7,000,000     $5,105,949   11/15/95   $5,199,320   $  93,371

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                    ULTRA SHORT                  LIMITED MATURITY                   GOVERNMENT
                                  BOND PORTFOLIO                  BOND PORTFOLIO                 INCOME PORTFOLIO
                                             Period from                     Period from                     Period from
                                               July 2,                         July 2,                         July 6,
                                                1993                            1993                            1993
                                             (Commencement                   (Commencement                   (Commencement
                                                 of                              of                              of
                                             Operations)                     Operations)                     Operations)
                              Year Ended     to October       Year Ended     to October       Year Ended     to October
                             October 31,         31,         October 31,         31,         October 31,         31,
                            1995     1994       1993        1995     1994       1993        1995     1994       1993
                           ---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
    Expenses                   .40%     .38%     .40%(1)       .33%     .34%     .33%(1)      1.05%     .93%    2.85%(1)
                           ---------------------------------------------------------------------------------------------
    Net Investment Income     5.67%    3.98%    4.00%(1)      6.55%    5.86%    5.53%(1)      6.73%    6.34%    3.98%(1)
                           ---------------------------------------------------------------------------------------------
Portfolio Turnover Rate        148%      94%      46%           88%     102%      71%          288%     263%     119%
                           ---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (in millions)              $102.1   $102.0   $104.3        $319.6   $316.1   $357.9         $12.0    $11.1     $8.1
                           ---------------------------------------------------------------------------------------------

1) Annualized.

OTHER INFORMATION

DIRECTORY
INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, L.P.
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Address correspondence to:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 M Street, NW
Washington, DC 20036-5891

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
OFFICERS AND TRUSTEES
Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE

Theresa A. Havell
 PRESIDENT AND TRUSTEE

John Cannon
 TRUSTEE

Charles DeCarlo
 TRUSTEE

Barry Hirsch
 TRUSTEE

Robert A. Kavesh
 TRUSTEE

Harold R. Logan
 TRUSTEE

William E. Rulon
 TRUSTEE

Candace L. Straight
 TRUSTEE

Daniel J. Sullivan
 VICE PRESIDENT

Michael J. Weiner
 VICE PRESIDENT

Richard Russell
 TREASURER

Claudia A. Brandon
 SECRETARY

Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

C. Carl Randolph
 ASSISTANT SECRETARY

Neuberger&Berman Management Inc., Neuberger&Berman Ultra Short Bond Trust, Neuberger&Berman Limited Maturity Bond Trust, and Neuberger&Berman Government Income Trust are service marks of Neuberger&Berman Management Inc.
-C- 1995 Neuberger&Berman Management Inc.

NEUBERGER&BERMAN MANAGEMENT INC.

         605 THIRD AVENUE  2ND FLOOR
         NEW YORK, NY 10158-0180
         SHAREHOLDER SERVICES
         800.877.9700
         INSTITUTIONAL SERVICES
         800.366.6264



       Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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           WITH SOY BASED INKS                               NBITAR001095







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